Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
(a)	Details of intangible assets as of December 31, 2022 and 2023 are as follows:

	2022		2023
Goodwill	~~W~~	4,683,902	4,677,204
Software		263,341	259,233
Development cost		454,284	464,638
Others		406,309	816,871

	~~W~~	5,807,836	6,217,946

Changes in intangible assets
(b)	Changes in intangible assets for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,670,134	192,582	229,148	552,918	5,644,782
Acquisition		—	143,766	332,826	211,511	688,103
Business combination		—	1,472	2,638	315	4,425
Disposal and write-off		—	(253)	(434)	(236,881)	(237,568)
Amounts transferred from(to) property and equipment		—	—	(6,337)	(579)	(6,916)
Impairment (*1)		(2,258)	—	(702)	198	(2,762)
Amortization (*2)		—	(74,916)	(102,849)	(120,844)	(298,609)
Effects of changes in foreign exchange rate		16,026	690	(6)	(329)	16,381

Ending balance	~~W~~	4,683,902	263,341	454,284	406,309	5,807,836

(*1)
Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, the Group recognized an impairment loss amounting to
~~W~~
2,258 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (
~~W~~
1,569 million decrease comparing to the previous year) due to continuing high price index and domestic foreign economic turndown mainly from the prolongation of the Ukraine crisis, global high interest rates, etc. The amount of impairment loss recognized is included in the non-operating
expenses, of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense, other operating income (expense) and insurance service expense of the consolidated statements of comprehensive income.

	2023
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,683,902	263,341	454,284	406,309	5,807,836
Acquisition		—	90,051	133,709	605,225	828,985
Disposal and write-off		—	(3,901)	(3,560)	(6,793)	(14,254)
Amounts transferred from(to) property and equipment		—	—	(1,550)	—	(1,550)
Impairment (*1)		(5,402)	(4,006)	(1,001)	(273)	(10,682)
Amortization (*2)		—	(91,894)	(131,043)	(168,583)	(391,520)
Effects of changes in foreign exchange rate		(1,296)	5,642	13,799	(19,014)	(869)

Ending balance	~~W~~	4,677,204	259,233	464,638	816,871	6,217,946

(*1)
Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia and life insurance sector at Shinhan Financial Plus Co., Ltd. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, the Group recognized an impairment loss amounting to
~~W~~
1,842 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (
~~W~~
2,934 million decrease comparing to the previous year) due to continuing high price index and domestic foreign economic turndown mainly from the prolongation of the Ukraine crisis, global high interest rates, etc. In addition, as a result of the impairment test for goodwill of Shinhan
Financial Plus Co., Ltd.
, the Group recognized an impairment loss amounting to
~~W~~
3,560 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (
~~W~~
9,750 million decrease comparing to the previous year) due to the underperformance from the cash-generating unit and the reflection of the future outlook. The amount of impairment loss recognized is included in the non-operating
expenses, of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense, other operating income (expense), and insurance service expense of the consolidated statements of comprehensive income.

Goodwill allocated in the Group's CGUs
i)	Goodwill allocated in the Group’s CGUs as of December 31, 2022 and 2023 is as follows:

	2022		2023
Banking	~~W~~	768,766	768,468
Credit card		2,892,610	2,891,498
Securities		2,993	1,265
Life insurance		853,798	850,238
Others		165,735	165,735

	~~W~~	4,683,902	4,677,204

Changes in goodwill
ii)	Changes in goodwill for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Beginning balance	~~W~~	4,670,134	4,683,902
Impairment losses		(2,258)	(5,402)
Others (*)		16,026	(1,296)

Ending balance	~~W~~	4,683,902	4,677,204

(*)	Other changes are due to effects of changes in foreign exchange rate.

Discount rates and terminal growth rates
Discount rates before tax and terminal growth rates applied to each CGU are as follows:

	Discount rate before tax(%)	Terminal growth rate(%)
Banking	9.6 ~ 16.1	0.0 ~ 2.0
Credit card	11.5 ~ 16.6	1.0 ~ 2.0
Securities	15.5 ~ 16.9	2
Others	11.1 ~ 13.1	1

Key assumptions
Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2023	2024	2025	2026	2027	2028
CPI growth (%)	3.0	1.4	1.8	1.5	1.4	1.4
Private consumption growth (%)	1.9	2.4	2.6	2.5	2.8	2.8
Real GDP growth (%)	1.3	2.5	2.7	2.7	2.9	2.9
Key assumptions used in the discounted cash flow calculations of life insurance (Shinhan life insurance) components are as follows:

Key assumptions
Consumer price index growth rate (Bank of Korea) (%)	2.00
Risk-based confidence level (%)	99.50

Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated
v)	Total recoverable amount and total carrying amount of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	58,700,974
Total carrying amount (*)		52,013,046

	~~W~~	6,687,928

(*)	It is the carrying amount after reflecting the impairment loss in the securities and life insurance sector.